Note 4 - Fair Value Measurements (Details) - Items Measured at Fair Value on a Recurring Basis - Money Market Funds [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Fair value assets measured on a recurring basis	$ 161	$ 162
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Fair value assets measured on a recurring basis	$ 161	$ 162